Financial instruments included in the statement of financial position and impact on income	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Accounting policies

Non-current financial assets
Non-current financial assets are recognized and measured in accordance with IFRS 9 – Financial Instruments. No non-current financial assets are estimated at fair value through other comprehensive income (OCI).
Pursuant to IFRS 9 – Financial Instruments, financial assets are classified in three categories according to their nature and the intention of management:
•Financial assets at fair value through profit and loss;
•Financial assets at fair value through other comprehensive income; and
•Financial assets at amortized cost.
All regular way purchases and sales of financial assets are recognized at the settlement date.

Financial assets at fair value through profit or loss
This category includes marketable securities, cash and cash equivalents. They represent financial assets held for trading purposes, i.e., assets acquired by the Company to be sold in the short-term. They are measured at fair value and changes in fair value are recognized in the consolidated statements of operations as financial income or expense, as applicable.
Financial assets at amortized cost
This category includes other financial assets (non-current), trade receivables (current) and other receivables and related accounts (current). Other financial assets (non-current) include advances and security deposits and guarantees granted to third parties as well as term deposits and restricted cash, which are not considered as cash equivalents.
They are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset, except trade receivables that are initially recognized at the transaction price as defined in IFRS 15.
After initial recognition, these financial assets are measured at amortized cost using the effective interest rate method when both of the following conditions are met:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Gains and losses are recorded in the consolidated statements of operations when they are derecognized, subject to modification of contractual cash flows and/or impaired.
IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each Statement of Financial Position date. The amount of the loss allowance for expected credit losses equals: (i) the 12 - month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument. An impairment is recognized, where applicable, on a case–by–case basis to take into account collection difficulties which are likely to occur based on information available at the time of preparation of the financial statements.
Disputed receivables are written-off when certain and precise evidence shows that recovery is impossible and existing credit loss allowance are released.
Financial assets are monitored for any indication of impairment. Under IFRS 9, the impairment model is based on the accounting on expected credit losses during the life of the financial assets. A financial asset is impaired if its credit risk, determined with both historic and prospective data, increased significantly since its initial booking. The loss will impact the net income (loss) recorded to the statement of operations.

Financial liabilities
The Company receives assistance in the form of grants, conditional advances and interest-free loans.
Under IFRS, a repayable advance that does not require the payment of annual interest is considered to be an interest-free loan. The difference between the amount of the advance at historical cost and the advance discounted at the Company's average borrowing rate is considered to be a government grant. These grants are deferred over the estimated duration of the projects they finance.
The long-term (more than one year) portion of conditional advances is recognized in non-current financial liabilities and the short-term portion in current financial liabilities.
Non-repayable conditional loans are treated as government grants when there is reasonable assurance that the Company will comply with the conditions for non-repayment. Otherwise, they are classified in liabilities.
Government grants made available to offset expenses or losses already incurred, or as immediate financial assistance to the Company with no future related costs, are recognized in income in the period in which the grant is allocated.
Financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments. Financial liabilities, including trade and other payables are valued at amortized cost.

Financial liabilities at amortized cost
Loans and other financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments.
They are recognized at amortized cost, which is defined under IFRS 9 as the initial value of a financial asset or liability, after deduction of reimbursement of principal, increased or decreased by the accumulated amortization, calculated using the effective interest rate method.
Transaction costs directly attributable to the acquisition or issuance of financial liabilities are deducted from the financial liabilities. The costs are then amortized on an actuarial basis over the life of the liability using the effective interest rate, namely the rate that exactly discounts estimated future cash flows to the net carrying amount of the financial liability in order to determine its amortized cost.

Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2023, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Management of financial risks
The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.
The principal financial risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk
Liquidity risk arises from the Company’s financial liabilities and significant expenses related to development and manufacturing of nanotechnology products and conducting clinical studies. The Company has incurred operating losses since its inception in 2005 and expects to continue to incur significant losses in the near term.
As of December 31, 2023, the Company had cash and cash equivalents of €75.3 million. The Company’s current level of cash and cash equivalents is expected to be sufficient to meet its projected financial obligations and fund its operations beyond the next twelve months from the date of authorization for issuance of these consolidated financial statements.
As of October 2023, the Company is no longer subject to the minimum cash and cash equivalents covenant under the EIB loan (See Note 4.4 - Financing Agreement with the EIB).
Additionally, the Equity Line (PACEO), signed with Kepler Cheuvreux and executed in May 2022, remains available to provide financing flexibility until its expiration in September 2024.

In the longer term, the Company may seek additional liquidity through product or royalty financing, new business development partnerships, collaborative or strategic alliances, additional financing through public or private offerings of capital or debt securities, grants or subsidies, and through the implementation of cash preservation activities to reduce or defer discretionary spending.
Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is mainly derived from certain of its revenue. Under the global licensing, co-development, and commercialization agreement with Janssen, and previously under its License Agreement with LianBio, the Company has received payments in U.S dollars. Additionally, the Company is also exposed through intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.
At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity outside the euro zone could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks.
The following table illustrates the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar on the contractual assets and liabilities as of December 31, 2023, and December 31, 2022.

	For the year ended December 31, 2023
Impact	Contracts Assets		Contracts Liabilities
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	187	(187)	1,638	(1,638)
Total	187	(187)	1,638	(1,638)

	For the year ended December 31, 2022
Impact	Contracts Assets		Contracts Liabilities
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	—	—	1,549	(1,549)
Total	—	—	1,549	(1,549)

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2023 and December 31, 2022.

	For the year ended December 31, 2023
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	22	(22)	(22)	22
Total	22	(22)	(22)	22

	For the year ended December 31, 2022
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	48	(48)	(45)	45
Total	48	(48)	(45)	45

Credit risk
Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.
The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions.
The Company’s exposure to credit risk chiefly stems from trade receivables for two customers (LianBio and Janssen) as of December 31, 2023. Due to the limited number of customers, The Company appropriately monitors its receivables and their payment and clearance. The Company enters into such transactions only with highly reputable, financially sound counterparts.
Interest rate risk
The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.
As of December 31, 2023 loans issued by the Company are exclusively fixed rate loans and thus our exposure to interest rate and market risk is deemed low.
Variable interests on the EIB loan are royalty-based and are not subject to market rate risks.